Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Accounts Payable and Accrued Expenses

8.Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	March 31, 2025	December 31, 2024
Accounts payable	$4	$1,434
Accrued research projects	70	64
Accrued compensation and benefits	606	565
Accrued professional fees and other	519	1,909
Total	$1,199	$3,972

9.Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	December 31, 2024	December 31, 2023
Accounts payable	$1,434	$11,583
Accrued research projects	64	4,343
Accrued compensation and benefits	565	6,519
Accrued professional fees and other	1,909	3,147
Total	$3,972	$25,592